ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 2,808	$ 3,266
Change in allowance recorded in 'other financial items'	409	(458)
Ending balance	3,217	2,808
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	15	260
Change in allowance recorded in 'other financial items'	68	(245)
Ending balance	83	15
Other receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	816	904
Change in allowance recorded in 'other financial items'	363	(88)
Ending balance	1,179	816
Related Party receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	24	30
Change in allowance recorded in 'other financial items'	9	(6)
Ending balance	33	24
Investment in sales-type leases and leaseback assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	73	192
Change in allowance recorded in 'other financial items'	(37)	(119)
Ending balance	36	73
Other long-term assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,880	1,880
Change in allowance recorded in 'other financial items'	6	0
Ending balance	$ 1,886	$ 1,880